Derivative Financial Instruments - Summary Of Detailed Information About Financial Instruments (Detail) S/ in Thousands, $ in Thousands, $ in Thousands			12 Months Ended
	Nov. 17, 2025 USD ($)	Dec. 18, 2024 USD ($)	Dec. 31, 2025 PEN (S/)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 MXN ($)	Dec. 11, 2025 USD ($)	Dec. 10, 2025 USD ($)	Dec. 04, 2025 USD ($)	Nov. 06, 2025 USD ($)	Nov. 06, 2025 MXN ($)	Mar. 07, 2025 USD ($)	Jan. 23, 2025 USD ($)	Dec. 31, 2024 PEN (S/)	Sep. 30, 2024 MXN ($)	Apr. 30, 2024 USD ($)	Apr. 30, 2024 MXN ($)	Apr. 25, 2024 USD ($)	Mar. 22, 2024 USD ($)	Dec. 31, 2023 PEN (S/)	Jul. 21, 2023 USD ($)	Jun. 01, 2023 USD ($)	May 05, 2023 USD ($)	Nov. 09, 2022 PEN (S/)	Nov. 09, 2022 USD ($)	Nov. 20, 2020 USD ($)
Disclosure of detailed information about financial instruments [line items]
Notional amount			S/ 5,133,067						$ 365,000				S/ 5,048,548						S/ 5,557,229						$ 300,000
Derivative Financial Instruments maturity Year		2029
Derivative financial assets | S/			54,036										67,472						82,213
Current derivative financial assets | S/			0										8,962						721
Non-current derivative financial assets | S/			54,036										58,510						81,492
Derivative financial liabilities | S/			62,550										42,370						0
Current derivative financial liabilities | S/			22,903										15,273						0
Non-current derivative financial liabilities | S/			S/ 39,647										27,097						0
Fx operation Agreement Purchased Collar 2024 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount																				$ 80,000
Fx operation Agreement Purchased Collar 2024 [Member] | Financial assets at fair value through profit or loss, mandatorily measured at fair value, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 80,000
Derivative Financial Instruments maturity Year			2024
Derivative financial assets | S/			S/ 0										0						721
Fx operation Agreement Call Spread 2029 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount						$ 84,000					$ 253,000							$ 253,000
Fx operation Agreement Call Spread 2029 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				253,000
Derivative Financial Instruments maturity Year			2029
Derivative financial assets | S/			S/ 36,785										38,849						0
Fx operation Agreement Call Spread Long Put 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 47,000	$ 47,000
Fx operation Agreement Call Spread Long Put 2025 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				47,000
Derivative Financial Instruments maturity Year			2025
Derivative financial assets | S/			S/ 0										(2,856)						0
Fx operation Agreement Call Spread Short Call 2025 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	47,000	$ 47,000
Fx operation Agreement Call Spread Short Call 2025 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				47,000
Derivative Financial Instruments maturity Year			2025
Derivative financial assets | S/			S/ 0										7,825						0
Fx operation Agreements Purchased Collar Long Put 2025 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				300,000
Derivative Financial Instruments maturity Year			2025
Derivative financial assets | S/			S/ 0										0						(33,325)
Fx operation Agreements Purchased Collar Short Call 2025 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				300,000
Derivative Financial Instruments maturity Year			2025
Derivative financial assets | S/			S/ 0										0						50,870
Fx operation Agreement Call Spread 2029 One [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				84,000
Derivative Financial Instruments maturity Year			2029
Derivative financial assets | S/			S/ 9,589										0						0
Fx operation Agreement Call Spread 2032 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 253,000					$ 57,000	$ 253,000
Derivative Financial Instruments maturity Year	2032
Fx operation Agreement Call Spread 2032 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				57,000
Derivative Financial Instruments maturity Year			2032
Derivative financial assets | S/			S/ 7,662										0						0
Fx operation Agreement Call Spread 2026 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount												$ 55,500											S/ 238,650	$ 55,500
Fx operation Agreement Call Spread 2026 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				55,500
Derivative Financial Instruments maturity Year			2026
Derivative financial assets | S/			S/ 0										4,828						6,464
Fx operation Agreement Call Spread 2028 One [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount												2,082									$ 50,918
Fx operation Agreement Call Spread 2028 One [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				2,082
Derivative Financial Instruments maturity Year			2028
Derivative financial assets | S/			S/ 0										205						254
Fx operation Agreement Call Spread 2028 Two [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount												$ 50,918									$ 2,082
Fx operation Agreement Call Spread 2028 Two [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				50,918
Derivative Financial Instruments maturity Year			2028
Derivative financial assets | S/			S/ 0										5,534						6,205
Fx operation Agreement Purchased Collar 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount																						$ 396,500
Fx operation Agreement Purchased Collar 2028 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				396,500
Derivative Financial Instruments maturity Year			2028
Derivative financial assets | S/			S/ 0										0						51,024
Fx operation Agreement Single Call 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount								$ 30,000									$ 30,000
Fx operation Agreement Single Call 2028 [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				30,000
Derivative Financial Instruments maturity Year			2028
Derivative financial assets | S/			S/ 0										6,337						0
Interest Rate Swap TIIE 2028 One [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount														$ 1,705,351		$ 3,410,703
Interest Rate Swap TIIE 2028 One [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 1,705,351
Derivative Financial Instruments maturity Year			2028
Derivative financial assets | S/													6,750
Interest Rate Swap TIIE 2030 One [Member] | Financial liabilities measured at fair value through other comprehensive income category [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					1,590,240
Derivative Financial Instruments maturity Year			2030
Derivative financial liabilities | S/			S/ 8,996										0						0
Interest Rate Swap TIIE 2030 Two [Member] | Financial liabilities measured at fair value through other comprehensive income category [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					3,180,000
Derivative Financial Instruments maturity Year			2030
Derivative financial liabilities | S/			S/ 53,554										0						0
Interest Rate Swap TIIE 2028 Two [Member] | Financial liabilities measured at fair value through other comprehensive income category [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					3,410,702
Derivative Financial Instruments maturity Year			2028
Derivative financial liabilities | S/			S/ 0										38,471						0
Interest Rate Swap SOFR 2028 [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount					$ 3,410,703			$ 77,500		$ 1,705,351					$ 77,500
Interest Rate Swap SOFR 2028 [Member] | Financial liabilities measured at fair value through other comprehensive income category [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount				$ 77,500
Derivative Financial Instruments maturity Year			2028
Derivative financial liabilities | S/			S/ 0										S/ 3,899						S/ 0